STOCK-BASED COMPENSATIONS - Share based awards displayed (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021 EquityInstruments ₽ / shares	Dec. 31, 2020 EquityInstruments ₽ / shares
Equity-settled Share Based Awards
Share based compensation
Outstanding at the beginning of the period | EquityInstruments	3,194	3,907
Granted during the period | EquityInstruments	18,733	1,818
Forfeited during the period | EquityInstruments	(447)	(373)
Exercised during the period | EquityInstruments	(814)	(2,158)
Outstanding at the end of the period | EquityInstruments	20,666	3,194
Exercisable at the end of the period | EquityInstruments	6,246	1,494
Weighted average fair value per share beginning of the period	₽ 424	₽ 444
Granted during the period	249	415
Forfeited during the period	407	391
Exercised during the period	406	443
Weighted average fair value per share end of the period	327	424
Exercisable at the end of the period	361	408
Weighted-average exercise price	₽ 375	₽ 487
Cash-settled Share Based Awards
Share based compensation
Outstanding at the beginning of the period | EquityInstruments	725	2,466
Granted during the period | EquityInstruments	3,788	510
Forfeited during the period | EquityInstruments	(298)	(241)
Exercised during the period | EquityInstruments	(729)	(2,011)
Outstanding at the end of the period | EquityInstruments	3,485	725
Exercisable at the end of the period | EquityInstruments	1,598	725
Weighted average fair value per share beginning of the period	₽ 707	₽ 857
Granted during the period	423	782
Forfeited during the period	678	782
Exercised during the period	707	812
Weighted average fair value per share end of the period	402	707
Exercisable at the end of the period	₽ 638	₽ 707